Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021
Class of Stock [Line Items]
Beginning Balance, Shares	18,328,943	17,970,881
Exercise of stock options and warrants, Shares	184,470	358,062
Ending Balance, Shares	18,513,413	18,328,943
Balance as of beginning balance	$ 95,116	$ 93,368
Exercise of stock options and warrants	522	1,748
Balance as of ending balance	$ 95,638	$ 95,116
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,610,973	10,252,911
Exercise of stock options and warrants, Shares	184,470	358,062
Ending Balance, Shares	10,795,443	10,610,973
Balance as of beginning balance	$ 37,361	$ 35,613
Exercise of stock options and warrants	522	1,748
Balance as of ending balance	$ 37,883	$ 37,361
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Exercise of stock options and warrants, Shares	0	0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Exercise of stock options and warrants	0	0
Balance as of ending balance	$ 57,755	$ 57,755